Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Lease Expense	The following tables summarize the lease expense, as follows:
	For the years ended December 31,
	2025	2024	2023
Operating lease expenses	$60,657	$—	$—
Short-term lease expenses	86,864	81,538	80,385
Total lease expenses	$147,521	$81,538	$80,385

The Company’s operating lease right-of-use assets and operating lease liabilities recognized in the consolidated balance sheets consisted of the following:

	As of December 31,
	2025	2024
Operating lease right-of-use assets, net	$483,431	$—

During the years ended December 31, 2025, 2024 and 2023, there are no impairment loss was recognized.

	As of December 31,
	2025	2024
Operating lease liabilities:
Current operating lease obligation	$293,803	$—
Non-current operating lease obligation	234,843	—
Total	$528,646	$—

	As of December 31,
	2025	2024
Weighted average remaining lease term (years)	1.76	—
Weighted average discount rate	5.36%	—

Schedule of Operating Lease Liabilities

The following is a maturity analysis of the annual undiscounted cash flows for operating lease liabilities as of December 31, 2025:

Years ending December 31,
2026	$314,576
2027	240,100
Total undiscounted lease payment	554,676
Less: imputed interest	(26,030)
Lease liabilities recognized in the consolidated balance sheet	$528,646